SUBSEQUENT EVENTS (Details) (10-K) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011	Mar. 31, 2013 CEO and Director - W. John Short and Director - Baruch Halpern [Member] Subsequent Event [Member]	Dec. 31, 2012 Partner [Member]
Related Party Transaction [Line Items]
Amount owed in quarterly installments	$ 4,509	$ 5,217	$ 4,202		$ 1,300
Amount owed if paid in full in June of 2013	3,021	4,569	2,995		1,200
Debt - principal	$ (6,674)			$ 100